Other Financial Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Schedule of Other Financial Expenses, Net
Other financial expenses, net is comprised of the following:

	For the Years Ended December 31,
(In $ millions)	2023	2022	2021
Yard cost cover expense	(22.1)	(28.2)	(12.8)
Foreign exchange loss	(2.8)	(0.9)	(2.8)
Bank commitment, guarantee and other fees (1)	(2.3)	(12.7)	(4.2)
Other financial income / (expenses)	0.3	(0.1)	4.5
Total	(26.9)	(41.9)	(15.3)
(1) Bank commitment, guarantee and other fees include $10.7 million in financing fees for the year ended December 31, 2022 (nil for the years ended December 31, 2023 and December 31, 2021).